TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables

(in thousands of $)	December 31, 2024	December 31, 2023
Trade receivables	117,624	112,735
Other receivables	11,319	11,912
	128,943	124,647